Financial Assets at Fair Value through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [Line Items]
Investments in associates accounted for using equity method		$ 8,255,000	$ 8,870,000
Unrealized losses on financial assets at FVOCI		16
Dividends received		281,000	240,000	$ 167,000
Outstanding Investments [Member]
Disclosure of financial assets [Line Items]
Dividends received		274,000	239,000	$ 167,000
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure of financial assets [Line Items]
Investments in associates accounted for using equity method		0	26,000
Imedtac Co., Ltd. ("IME") [Member]
Disclosure of financial assets [Line Items]
Investments in associates accounted for using equity method		$ 54,000	$ 57,000
KKCompany Technologies Inc. [Member]
Disclosure of financial assets [Line Items]
Investments in associates accounted for using equity method	$ 875,000
3 Link Information Service Co., Ltd [Member]
Disclosure of financial assets [Line Items]
Fair value amount	400
Investment Funds cumulative disposal gain on Plan Assets	$ 30